S000008597 [Member] Average Annual Total Returns	12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	2.73%
Performance Inception Date		Jul. 19, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.91%		6.31%	8.46%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.37%		4.67%	6.78%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.12%		4.67%	6.48%
Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Class I | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%		8.88%	9.27%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	3.09%
Performance Inception Date		Jul. 19, 2021
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	11.34%
Performance Inception Date		Jul. 19, 2021
Class R6 | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	5.72%
Performance Inception Date		Jul. 19, 2021